Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,518,042	$ 1,504,056
Less: accumulated depreciation	(732,804)	(477,763)
Equipment, net	785,238	1,026,293
Computers and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	187,008	175,008
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	11,938	11,938
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	6,113	6,113
Software [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	474,183	472,197
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 838,800	$ 838,800